COMMITMENTS AND CONTINGENCIES - Commitments - Senior Notes (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Senior notes
Total debt	$ 696,850	$ 672,379
2019	60,001
2020	111,278
2021	111,278
2022	109,914
2023	108,551
Thereafter	$ 195,828